Quarterly Report
May 31, 2021
MFS®  New Discovery Fund
NDF-Q3

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 2.5%
CACI International, Inc., “A” (a)	248,616	$63,387,135
Kratos Defense & Security Solutions, Inc. (a)	504,885	12,627,174
		$76,014,309
Airlines – 1.3%
JetBlue Airways Corp. (a)	1,954,568	$39,286,817
Apparel Manufacturers – 1.6%
FIGS, Inc. (a)	266,367	$9,096,433
Skechers USA, Inc., “A” (a)	838,641	39,835,447
		$48,931,880
Automotive – 0.6%
Visteon Corp. (a)	135,948	$16,648,192
Biotechnology – 5.6%
Abcam PLC (a)	1,245,796	$25,061,831
Adaptive Biotechnologies Corp. (a)	335,540	12,686,767
AlloVir, Inc. (a)	404,016	9,470,135
Amicus Therapeutics, Inc. (a)	842,470	7,801,272
Berkeley Lights, Inc. (a)	256,034	11,137,479
BioAtla, Inc. (a)	283,359	12,198,605
BioXcel Therapeutics, Inc. (a)	189,484	6,258,656
BridgeBio Pharma, Inc. (a)	299,209	17,713,173
Immunocore Holdings PLC, ADR (a)	65,377	2,680,457
Morphosys AG, ADR (a)	446,764	9,864,549
Neurocrine Biosciences, Inc. (a)	95,139	9,154,275
Olink Holding AB (a)	326,453	11,533,584
Prelude Therapeutics, Inc. (a)(l)	251,272	8,734,215
Recursion Pharmaceuticals, Inc. (a)	654,933	17,264,034
Sana Biotechnology, Inc. (a)	326,615	6,849,117
		$168,408,149
Brokerage & Asset Managers – 4.9%
Focus Financial Partners, “A” (a)	980,089	$49,680,712
GCM Grosvenor, Inc. (l)	827,478	9,888,362
GCM Grosvenor, Inc. (PIPE) (a)(zz)	1,262,527	15,087,198
Hamilton Lane, Inc., “A”	232,551	21,015,634
TMX Group Ltd.	151,326	16,634,576
WisdomTree Investments, Inc.	5,320,259	35,645,735
		$147,952,217
Business Services – 11.3%
Endava PLC, ADR (a)	339,251	$34,800,368
EVO Payments, Inc., “A” (a)	1,215,149	34,801,867
ExlService Holdings, Inc. (a)	422,303	43,066,460
Keywords Studios PLC (a)	1,043,937	38,739,149
Nuvei Corp. (a)	735,894	55,103,743
Stamps.com, Inc. (a)	180,330	33,844,334
Syneos Health, Inc. (a)	358,555	31,516,984
TriNet Group, Inc. (a)	353,423	26,626,889
WNS (Holdings) Ltd., ADR (a)	553,724	41,252,438
		$339,752,232
Chemicals – 1.2%
Ingevity Corp. (a)	428,949	$35,306,792

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 10.4%
8x8, Inc. (a)	956,439	$22,524,138
Alkami Technology, Inc. (a)	305,249	10,155,634
Asana, Inc. (a)	504,878	18,569,413
Avalara, Inc. (a)	85,444	11,293,134
DoubleVerify Holdings, Inc. (a)	694,187	25,608,558
Everbridge, Inc. (a)	324,641	38,145,318
nCino, Inc. (a)	331,280	20,247,834
Open Lending Corp., “A” (a)	747,616	28,843,025
Pagerduty, Inc. (a)	654,633	26,610,831
Paylocity Holding Corp. (a)	128,901	21,891,257
Ping Identity Holding Corp. (a)	1,015,157	24,475,435
Procore Technologies, Inc. (a)	183,245	15,836,033
VERTEX, Inc. (a)(h)	1,719,056	33,023,066
Zendesk, Inc. (a)	107,548	14,697,510
		$311,921,186
Computer Software - Systems – 3.5%
Q2 Holdings, Inc. (a)	526,519	$49,982,449
Rapid7, Inc. (a)	671,219	56,147,469
		$106,129,918
Construction – 2.6%
AZEK Co. LLC (a)	802,916	$34,950,934
Trex Co., Inc. (a)	215,903	21,031,111
TS Innovation Acquisitions Corp. (SPAC) (a)(h)	1,920,578	20,569,390
		$76,551,435
Consumer Services – 1.2%
Boyd Group Services, Inc.	101,496	$17,416,613
Bright Horizons Family Solutions, Inc. (a)	128,518	17,765,043
		$35,181,656
Containers – 1.3%
Gerresheimer AG	339,958	$37,622,437
Electrical Equipment – 3.5%
Advanced Drainage Systems, Inc.	142,454	$16,157,133
Generac Holdings, Inc. (a)	111,174	36,545,117
Littlefuse, Inc.	54,509	14,239,931
Sensata Technologies Holding PLC (a)	654,379	38,889,744
		$105,831,925
Electronics – 2.2%
Advanced Energy Industries, Inc.	445,913	$45,487,585
Silicon Laboratories, Inc. (a)	160,516	21,920,065
		$67,407,650
Entertainment – 1.0%
Manchester United PLC, “A”	1,836,015	$28,696,914
Food & Beverages – 2.1%
Duckhorn Portfolio, Inc. (a)	1,447,080	$26,307,914
Laird Superfood, Inc. (a)(l)	172,873	5,649,490
Oatly Group AB (a)	1,270,869	30,132,304
		$62,089,708
Gaming & Lodging – 0.6%
Penn National Gaming, Inc. (a)	222,144	$18,209,144

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a)	147,375	$12,739,095
Insurance – 0.7%
Metromile, Inc. (a)(l)	2,459,541	$20,856,908
Leisure & Toys – 1.5%
Malibu Boats, Inc., “A” (a)	398,622	$31,259,937
Thule Group AB	303,197	14,264,394
		$45,524,331
Machinery & Tools – 1.4%
Ritchie Bros. Auctioneers, Inc.	702,267	$41,932,363
Medical & Health Technology & Services – 6.2%
Certara, Inc. (a)	1,495,555	$39,348,052
Charles River Laboratories International, Inc. (a)	98,411	33,261,934
Guardant Health, Inc. (a)	98,282	12,198,762
Health Catalyst, Inc. (a)	234,097	12,568,668
HealthEquity, Inc. (a)	361,829	30,075,227
ICON PLC (a)	165,178	36,960,229
PRA Health Sciences, Inc. (a)	134,185	22,934,900
		$187,347,772
Medical Equipment – 3.5%
Acutus Medical, Inc. (a)	754,198	$12,270,801
Maravai Lifesciences Holdings, Inc., “A” (a)	885,618	33,246,100
Nevro Corp. (a)	129,502	19,515,951
OptiNose, Inc. (a)(l)	1,169,386	3,730,341
Outset Medical, Inc. (a)	271,980	13,128,475
PerkinElmer, Inc.	102,257	14,834,423
Silk Road Medical, Inc. (a)	187,403	9,104,038
		$105,830,129
Network & Telecom – 3.0%
CoreSite Realty Corp., REIT	309,726	$37,554,277
QTS Realty Trust, Inc., REIT, “A”	850,962	53,933,972
		$91,488,249
Other Banks & Diversified Financials – 4.8%
Bank OZK	329,168	$14,058,765
FTAC Olympus Acquisition Corp. (SPAC) (a)(l)	2,573,295	25,732,950
Genius Sports Ltd. (SPAC) (a)(l)	1,701,164	40,998,052
Hudson Executive Investment Corp., “A”(SPAC) (a)(h)	2,480,579	24,607,344
Prosperity Bancshares, Inc.	309,180	23,265,795
TPG Pace Tech Opportunities Corp. (SPAC) (a)	1,575,323	15,753,230
		$144,416,136
Pharmaceuticals – 2.4%
Annexon, Inc. (a)	487,334	$10,292,494
Collegium Pharmaceutical, Inc. (a)	511,358	12,216,343
Harmony Biosciences Holdings (a)	453,025	14,478,679
Orchard RX Ltd., ADR (a)	329,462	1,723,086
SpringWorks Therapeutics, Inc. (a)	260,790	21,264,817
Turning Point Therapeutics, Inc. (a)	192,279	12,725,024
		$72,700,443
Pollution Control – 0.9%
GFL Environmental, Inc.	816,890	$26,581,601

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.1%
StealthGas, Inc. (a)	1,033,327	$3,130,981
Real Estate – 2.9%
Big Yellow Group PLC, REIT	1,284,237	$23,864,675
Industrial Logistics Properties Trust, REIT	929,145	23,284,374
STAG Industrial, Inc., REIT	1,128,179	40,287,272
		$87,436,321
Specialty Chemicals – 1.2%
Axalta Coating Systems Ltd. (a)	1,110,619	$36,028,480
Specialty Stores – 5.0%
ACV Auctions, Inc. (a)(h)	1,175,596	$30,471,448
Leslie's, Inc. (a)	1,868,596	54,488,259
Petco Health & Wellness Co., Inc. (a)	919,432	20,825,135
ThredUp, Inc. (a)(h)	975,825	23,019,712
Vroom, Inc. (a)	510,647	22,575,704
		$151,380,258
Trucking – 3.3%
CryoPort, Inc. (a)	738,179	$41,278,969
Knight-Swift Transportation Holdings, Inc.	706,304	33,711,890
Schneider National, Inc.	973,214	23,834,011
		$98,824,870
Utilities - Electric Power – 2.0%
Array Technologies, Inc. (a)	1,883,937	$30,708,173
Shoals Technologies Group, Inc. (a)	1,031,811	28,477,984
		$59,186,157
Total Common Stocks		$2,907,346,655
Investment Companies (h) – 3.5%
Money Market Funds – 3.5%
MFS Institutional Money Market Portfolio, 0.03% (v)	104,217,149	$104,217,149
Collateral for Securities Loaned – 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.01% (j)	40,886,832	$40,886,832

Other Assets, Less Liabilities – (1.5)%		(45,418,756)
Net Assets – 100.0%		$3,007,031,880
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $235,908,109 and $2,816,542,527, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(zz)	Securities subject to a restriction on resale.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,383,397,417	$15,087,198	$—	$2,398,484,615
United Kingdom	196,564,532	—	—	196,564,532
Canada	157,668,896	—	—	157,668,896
Germany	47,486,986	—	—	47,486,986
India	41,252,438	—	—	41,252,438
Ireland	36,960,229	—	—	36,960,229
Sweden	25,797,978	—	—	25,797,978
Greece	3,130,981	—	—	3,130,981
Mutual Funds	145,103,981	—	—	145,103,981
Total	$3,037,363,438	$15,087,198	$—	$3,052,450,636
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table

Supplemental Information (unaudited) – continued
presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/20	$11,970,842
Change in unrealized appreciation or depreciation	3,116,356
Transfers out of level 3	(15,087,198)
Balance as of 5/31/21	$—
(2) Securities Lending Collateral
At May 31, 2021, the value of securities loaned was $39,703,439. These loans were collateralized by cash of $40,886,832 and U.S. Treasury Obligations (held by the lending agent) of $597,614.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
ACV Auctions, Inc.	$—	$33,376,502	$—	$—	$(2,905,054)	$30,471,448
Hudson Executive Investment Corp., “A” (SPAC)	—	25,687,763	—	—	(1,080,419)	24,607,344
MFS Institutional Money Market Portfolio	94,206,717	814,496,797	804,486,365	—	—	104,217,149
ThredUp, Inc.	—	15,980,943	—	—	7,038,769	23,019,712
TS Innovation Acquisitions Corp. (SPAC)	—	29,546,138	—	—	(8,976,748)	20,569,390
VERTEX, Inc.	20,972,183	24,262,874	5,985,508	858,636	(7,085,119)	33,023,066
	$115,178,900	$943,351,017	$810,471,873	$858,636	$(13,008,571)	$235,908,109
Affiliated Issuers	Dividend Income	Capital Gain Distributions
ACV Auctions, Inc.	$—	$—
Hudson Executive Investment Corp., “A” (SPAC)	—	—
MFS Institutional Money Market Portfolio	58,786	—
ThredUp, Inc.	—	—
TS Innovation Acquisitions Corp. (SPAC)	—	—
VERTEX, Inc.	—	—
	$58,786	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.